Schedule of Investments (unaudited)
July 31, 2024
BlackRock LifePath® ESG Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 95.6%
iShares Developed Real Estate Index Fund, Class K	35,806	$ 343,377
iShares ESG Aware MSCI EAFE ETF(b)	17,536	1,414,454
iShares ESG Aware MSCI EM ETF	18,155	615,091
iShares ESG Aware MSCI USA ETF(b)	34,465	4,172,333
iShares ESG Aware MSCI USA Small-Cap ETF	11,582	481,000
iShares MSCI Canada ETF(b)	4,349	169,263
iShares MSCI EAFE Small-Cap ETF	3,550	230,005
iShares MSCI Emerging Markets Small-Cap ETF	1,715	105,112
		7,530,635
Fixed-Income Funds — 4.5%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	5,364	255,112
iShares TIPS Bond ETF	900	97,362
		352,474
Money Market Funds — 45.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)	3,560,282	3,561,706
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	4,126	4,126
		3,565,832
Total Investments — 145.4% (Cost: $9,928,877)		11,448,941
Liabilities in Excess of Other Assets — (45.4)%		(3,573,558)
Net Assets — 100.0%		$ 7,875,383

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 90,059	$ 3,471,962 (a)	$ —	$ (326)	$ 11	$ 3,561,706	3,560,282	$ 3,862 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,899	—	(10,773)(a)	—	—	4,126	4,126	1,398	—
iShares Developed Real Estate Index Fund, Class K	197,418	129,446	(29,776)	(2,923)	49,212	343,377	35,806	8,249	—
iShares ESG Aware MSCI EAFE ETF	890,303	449,332	(128,862)	934	202,747	1,414,454	17,536	37,229	—
iShares ESG Aware MSCI EM ETF	386,215	235,610	(79,431)	(5,587)	78,284	615,091	18,155	13,168	—
iShares ESG Aware MSCI USA ETF	2,489,027	1,197,511	(405,488)	8,173	883,110	4,172,333	34,465	31,886	—
iShares ESG Aware MSCI USA Small-Cap ETF	230,591	209,206	(47,603)	294	88,512	481,000	11,582	3,001	—
iShares ESG Aware U.S. Aggregate Bond ETF	126,517	133,474	(15,224)	(3,197)	13,542	255,112	5,364	5,429	—
iShares MSCI Canada ETF	102,108	53,014	(11,746)	75	25,812	169,263	4,349	3,120	—
iShares MSCI EAFE Small-Cap ETF	144,749	68,340	(16,006)	(165)	33,087	230,005	3,550	5,407	—
iShares MSCI Emerging Markets Small-Cap ETF	65,337	33,747	(7,397)	(35)	13,460	105,112	1,715	2,048	—
iShares TIPS Bond ETF	49,550	50,996	(6,403)	(1,189)	4,408	97,362	900	1,853	—
				$ (3,946)	$ 1,392,185	$ 11,448,941		$ 116,650	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 7,530,635	$ —	$ —	$ 7,530,635
Fixed-Income Funds	352,474	—	—	352,474
Money Market Funds	3,565,832	—	—	3,565,832
	$11,448,941	$—	$—	$11,448,941

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International